Note 13 - Equity Compensation Plan (Detail) (USD $)	3 Months Ended	7 Months Ended	11 Months Ended		12 Months Ended
	Mar. 18, 2008	Aug. 14, 2007	Nov. 22, 2012	Nov. 20, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					74,761
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 7.26
Share-based Compensation (in Dollars)					$ 31,268	$ 4,071	$ 154,442
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)					511,498
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					1 year 9 months
The Plan [Member]
Common Stock Reserved Percentage					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					324,766
Non-Vested Restricted Shares [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				9,396
Non-Vested Restricted Shares [Member] | Certain Employees of the Manager [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				16,609
Non-Vested Restricted Shares [Member] | October 1, 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		54,000
Non-Vested Restricted Shares [Member] | October 1, 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		29,000
Non-Vested Restricted Shares [Member] | October 1, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		29,000
Non-Vested Restricted Shares [Member] | October 31, 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				54,000
Non-Vested Restricted Shares [Member] | October 31, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				29,000
Non-Vested Restricted Shares [Member] | October 31, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				29,000
Non-Vested Restricted Shares [Member] | March 18, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	13,003
Non-Vested Restricted Shares [Member] | March 18, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	6,501
Non-Vested Restricted Shares [Member] | March 18, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	6,501
Non-Vested Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		112,000	74,761	112,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 13.52	$ 17.10		$ 15.95	$ 7.26
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years		3 years
Share-based Compensation (in Dollars)					31,268	4,071	154,442
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value (in Dollars)					$ 0	$ 38,551	$ 172,110